CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Cash and cash equivalents	246,303	196,900	195,303
Restricted cash	2,050	2,350	2,350
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	248,353	199,250	197,653

The following table provides a reconciliation of changes in cash, cash equivalents, and restricted cash included in assets held for sale that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Changes in cash and cash equivalents included in assets held for sale	36,063	-	-
Changes in restricted cash included in assets held for sale	2,000	-	-
Total changes in cash, cash equivalents, and restricted cash included in assets held for sale shown in the consolidated statements of cash flows	38,063	-	-